Consolidated Statements of Cash Flow - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit	R$ 175,073	R$ 193,670	R$ 155,084
Adjustments for:
Effect of changes in exchange rates on cash and cash equivalents	(39,416)	(46,131)	(53,314)
Impairment losses	13,124	14,355	1,490
Depreciation and amortization	10,837	7,509	6,727
Deferred taxes	31,211	7,461	(6,060)
Provision for contingencies	(326)	162	143
Interest - subordinated financial bills	94,804	25,511	165
Total	285,307	202,537	104,235
Change in:
Financial assets at fair value through profit or loss	(2,439,433)	(1,554,971)	(1,356,361)
Derivative financial instruments	74,977	(943,226)	342,881
Financial assets at amortized cost
- Loans	148,441	(161,192)	36,361
- Other financial assets at amortized cost	290,683	(231,044)	(961,408)
Financial assets at fair value through other comprehensive income	(930,170)	(1,194,362)	(409,373)
Other assets	386	42	(5,170)
Amounts payable – suppliers	(4,779)	11,295	1,382
Financial liabilities at amortized cost
- Repurchase agreements	1,882,709	2,375,488	697,305
- Client deposits	(989,507)	570,066	760,393
- Debt issued and others	1,615,464	842,650	74,988
- Other financial liabilities	(357,610)	195,336	939,589
Financial liabilities at fair value through profit or loss	33,222
Taxes payable	32,600	14,359	59,494
Other amounts payable	(35,015)	(568)	7,099
Cash generated by (used in) operating activities	(392,725)	126,410	291,415
Income tax and social contribution paid	(31,940)	(36,236)	(58,628)
Net cash generated (used in) operating activities	(424,665)	90,174	232,787
Cash flows from investing activities
Acquisition of property, plant and equipment for use	(572)	(2,810)	(2,233)
Acquisition of intangible assets			(5,767)
Cash (used in) investing activities	(572)	(2,810)	(8,000)
Cash flows from financing activities
Lease liabilities	(8,161)	(6,420)	(2,388)
Issuance of subordinated financial bills	194,400	372,900	72,600
Payment of coupons financial bills	(42,568)	(7,186)
Dividends paid	(195,293)	(204,742)	(138,595)
Cash generated by (used in) in financing activities	(51,622)	154,552	(68,383)
Increase (decrease) in cash and cash equivalents	(476,859)	241,916	156,404
Cash and cash equivalents at the beginning of the year	575,235	287,188	77,470
Effect of changes in exchange rates on cash and cash equivalents	39,416	46,131	53,314
Cash and cash equivalents at the end of the year	137,792	575,235	287,188
Increase (decrease) in cash and cash equivalents	(476,859)	241,916	156,404
Supplementary information of operating cash flows
Interest received	1,380,907	1,236,819	826,401
Interest paid	R$ (1,357,102)	R$ (1,386,180)	R$ (656,957)